Share-Based Payment	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
Share-based payment
20.	Share-based payment

a)	For the years ended December 31, 2023 and 2022, the Company’s share-based payment transactions were as follow:

		Quantity
		granted
		(Units)	Contract	Vesting
Type of arrangement	Grant date	(Note 1)	period	conditions
Employee share options	2017.1.1	10,630	5 years	Note 2
Employee share options	2018.1.1	3,400	5 years	Note 2
Employee share options	2019.1.1	18,600	5 years	Note 2
Employee share options	2021.10.5	20,741	5 years	Note 3
Employee share options	2021.10.5	11,352	5 years	Note 2
Employee share options	2022.2.23	27,468	5 years	Note 2

Note 1:	On the Closing Date, with capital recapitalization as provided in Note 24, each outstanding share option was converted with the conversion ratio approximately of 4.82 share options. Shares outstanding for the periods have been restated for the 10-to-1 reverse stock split effective April 15, 2024.

Note 2:	Employee share options granting period and exercise conditions are as follows:

Accumulated maximum
exercisable employee
Vesting period	share options
After 1 year	25%
After 2 years	50%
After 3 years	75%
After 4 years	100%

Note 3:	Employee share options granting period and exercise conditions are as follows:

Accumulated maximum
exercisable employee
Vesting period	share options
At the beginning of year 1	25%
At the beginning of year 2	50%
At the beginning of year 3	75%
At the beginning of year 4	100%

The share-based payment arrangements applied to Note 2 and 3 above are required to be settled by equity.

b)	For the years ended December 31, 2023, the Company offered non-employee share-based compensation to Innvotec Limited (“Innvotec”), an acquisition advisor, for its services related to procurement of SeeQuestor. The fee was set at $1,000,000, with 50% in cash and 50% in exchange for ordinary shares of the Company, issued at $9.28 per share, with piggy-back registration rights. The related share compensation was not issued until January 2024.

		Quantity
		granted
		(Ordinary shares)	Contract	Vesting
Type of arrangement	Grant date	(Note 1)	period	conditions

Obtain professional service through share-based payment	2022.12	5,388	Upon completion of services	Upon completion of services

Note 1:	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.

c)	Details of the share-based payment arrangements are as follows:

	2023 (Note 2)		2022 (Note 2)
	No. of	Weighted average exercise	No. of	Weighted average exercise
	options	price	options	price
Options outstanding at January 1	255,164	$11.66	40,445	$56.20
Options granted	-	-	27,468	56.20
Options expired	(123,395)	11.66	-	-
Options cancelled	(79,890)	11.66	-	-
Options forfeited	-	-	(64,694)	12.98
Capital recapitalization (Note 1)	-	-	251,945	11.66
Options outstanding at December 31	51,879	$11.66	255,164	$11.66
Options exercisable at December 31	41,879	$11.66	108,506	$11.66

Note 1:	Exercise price and numbers of options outstanding and exercisable on the Closing date have been adjusted with the conversion ratio approximately of 4.82 due to capital recapitalization. Refer to Note 24 for more information on the capital recapitalization.

Note 2:	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.

d)	No share options were exercised for the years ended December 31, 2023 and 2022.

e)	As of December 31, 2023 and 2022, the range of exercise prices of share options outstanding was $11.66 and $11.66, respectively; the weighted-average remaining contractual period was 1.50 years and 3.06 years, respectively.

f)	The fair value of share options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Type of arrangement	Grant date	Share price (par value)	Exercise price (Note 2)	Expected price volatility (Note 1)	Expected option life	Expected dividends	Risk-free interest rate	Fair value per share (Note 3)
Employee share options	2017.1.1	$0.0001	$5.62	32.11%~ 42.11%	4.5 Years	-	1.05%	$5.73
Employee share options	2018.1.1	$0.0001	$5.62	34.14%~ 40.79%	4.5 Years	-	0.96%	$6.13
Employee share options	2019.1.1	$0.0001	$5.62	33.35%~ 38.93%	4.5 Years	-	1.01%	$6.86
Employee share options	2021.10.5	$0.0001	$5.62	47.34%~ 52.14%	3.5 Years	-	1.01%	$6.91
Employee share options	2021.10.5	$0.0001	$5.62	45.32%~ 51.27%	4.5 Years	-	1.01%	$6.91
Employee share options	2022.2.23	$0.0001	$5.62	31.49%~ 46.31%	4.5 Years	-	0.72%	$7.11

Note 1:	Expected price volatility rate was estimated by using the share prices of the most recent period with length of this period approximate to the length of the share options’ expected life, and the standard deviation of return on the share during this period.

Note 2:	The exercise price of share options is adjusted to $1.17 (or $11.66 reflective of the 10-to-1 reverse stock split effective April 15, 2024) with the conversion ratio approximately of 4.82 on the Closing Date due to capital recapitalization. Refer to Note 24 for more information on the capital recapitalization.

Note 3:	Share-based payment expenses are recorded over each vesting period based on the fair value of share options granted. Relevant information is as follows:

Grant date	Exercise price (Note 2)	Fair value of first year	Fair value of second year	Fair value of third year	Fair value of fourth year
2017.1.1	$5.62	$0.90	$1.50	$1.70	$2.00
2018.1.1	$5.62	$1.20	$1.60	$2.00	$2.30
2019.1.1	$5.62	$1.70	$2.10	$2.40	$2.80
2021.10.5	$5.62	$1.90	$2.30	$2.70	$2.90
2021.10.5	$5.62	$2.30	$2.70	$2.90	$3.10
2022.2.23	$5.62	$1.90	$2.50	$3.00	$3.20

g)	Expenses incurred on share-based payment transactions for employees are shown below:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Expense recorded	$203,676	$346,122	$375,941